Equity Securities Issued (Details 2) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
At 1 July 2019	$ 3,700,333
Currency translation differences	(23,857)
Other comprehensive income	(23,857)	$ (112,270)
Re-valuation of options issued in prior period	(607,000)
Options and warrants lapsed	(2,086,920)
At 31 December 2019	982,556
Share-based payments [Member]
Statement Line Items [Line Items]
At 1 July 2019	3,681,804
Currency translation differences
Other comprehensive income
Re-valuation of options issued in prior period	(607,000)
Options and warrants lapsed	(2,086,920)
At 31 December 2019	987,884
Foreign currency translation [Member]
Statement Line Items [Line Items]
At 1 July 2019	18,529
Currency translation differences	(23,857)
Other comprehensive income	(23,857)
Re-valuation of options issued in prior period
Options and warrants lapsed
At 31 December 2019	$ (5,328)